Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans
5.	Loans

Major classifications of loans, including loans held for sale, are as follows:

	2012	2011
Non-owner occupied commercial real estate	$904,215	$903,914
Other commercial construction and land	415,969	423,932
Multifamily commercial real estate	84,838	98,207
1-4 family residential construction and land	91,680	85,978

Total commercial real estate	1,496,702	1,512,031

Owner occupied commercial real estate	1,065,900	902,816
Commercial and industrial loans	665,507	467,047

Total commercial	1,731,407	1,369,863

1-4 family residential	838,557	818,547
Home equity loans	430,887	383,768
Other consumer loans	136,806	123,121

Total consumer	1,406,250	1,325,436

Other (1)	101,131	95,133

Total loans	$4,735,490	$4,302,463

(1)	Other loans include deposit customer overdrafts of $3,250, and $2,795 as of December 31, 2012 and 2011, respectively.

Total loans as of December 31, 2012 and 2011, include $11,276 and $20,746 of 1-4 family residential loans held for sale and $673 of deferred loan costs and $508 of deferred loan fees, respectively.

The Company had a non-impaired loan of $2,716 collateralized by a bank branch that we operated under an operating lease. In September 2012, the Company purchased the branch for $2,900. Consideration included $184 of cash and the application of the remaining outstanding loan balance of $2,716.

Covered loans represent loans acquired from the FDIC subject to loss sharing agreements. Covered loans are further broken out into (i) loans acquired with evidence of credit impairment (“Purchased Credit Impaired or PCI Loans” as described in Note 1) and (ii) non-PCI loans. Loans originated by the Company and loans acquired through the purchase of TIBB, CBKN, GRNB and SCMF are excluded from the loss sharing agreements and are classified as “non covered.” Additionally, certain consumer loans acquired through the acquisition of Failed Banks from the FDIC are specifically excluded from the loss sharing agreements.

The Company identifies PCI loans by evaluating both qualitative and quantitative factors. The loans are analyzed by taking into account the individual loan risk rating assigned by the Company along with an understanding of the credit underwriting and monitoring practices of the originating institution as well as loan level data available regarding credit risk, such as delinquency status, origination vintage, accrual and charge off history.

Loans acquired are recorded at fair value in accordance with acquisition accounting, exclusive of the loss share agreements with the FDIC. The fair value estimates associated with the loans include estimates related to expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows adjusted for expected credit losses and interest rate fluctuations. At the time of acquisition, the Company accounted for the impaired purchased loans by segregating each portfolio into loan pools with similar risk characteristics, which included:

•	The loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan;

•	The nature of collateral; and

•	The relative credit risk of the loan on performance.

From these pools, the Company uses certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool. Over the life of the acquired loans, the Company continues to estimate cash flows expected to be collected on each loan pool. The Company evaluates, at each balance sheet date, whether its estimates of the present value of the cash flows from the loan pools, determined using the effective interest rates, has decreased, such that the present value of such cash flows is less than the recorded investment of the pool, and if so, recognizes a provision for loan loss in its consolidated statement of income, unless interest rate driven. Additionally, if we have favorable changes in our estimates of cash flows expected to be collected for a loan pool such that the then-present value exceeds the recorded investment of that pool, we will first reverse any previously established allowance for loan losses for the pool. If such estimate exceeds the amount of any previously established allowance, we will accrete future interest income over the remaining life of the pool at a rate which, when used to discount the expected cash flows, results in the then-present value of such cash flows equaling the recorded investment of the pool at the time of the revised estimate.

Resulting from the acquisition of Southern Community Financial, purchased credit-impaired loans for which it was probable at acquisition that all contractually required payments would not be collected is as follows:

Southern Community Financial
Contractually required payments	$547,506
Nonaccretable difference	52,243

Cash flows expected to be collected at acquisition	495,263
Accretable yield	86,037

Fair value of acquired loans at acquisition	$409,226

The table below presents a rollforward of accretable yield and income expected to be earned related to purchased credit-impaired loans is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Balance, beginning of period	$715,479	$292,805	$—
New loans purchased	86,037	411,375	323,285
Accretion of income	(193,425)	(167,268)	(30,480)
Reclassifications (to) from nonaccretable difference	89,218	245,775	—
Disposals	(143,961)	(67,208)	—

Balance, end of period	$553,348	$715,479	$292,805

The contractually required payments represent the total undiscounted amount of all uncollected contractual principal and contractual interest payments both past due and scheduled for the future, adjusted for the timing of estimated prepayments and any full or partial charge-offs prior to acquisition by CBF. Nonaccretable difference represents contractually required payments in excess of the amount of estimated cash flows expected to be collected. The accretable yield represents the excess of estimated cash flows expected to be collected over the initial fair value of the PCI loans.

The accretable yield is accreted into interest income over the estimated life of the PCI loans using the level yield method. The accretable yield will change due to changes in:

•	The estimate of the remaining life of PCI loans which may change the amount of future interest income, and possibly principal, expected to be collected;

•	The estimate of the amount of contractually required principal and interest payments over the estimated life that will not be collected (the nonaccretable difference); and

•	Indices for PCI loans with variable rates of interest.

For PCI loans, the impact of loan modifications is included in the evaluation of expected cash flows for subsequent decreases or increases of cash flows. For variable rate PCI loans, expected future cash flows will be recalculated as the rates adjust over the lives of the loans. At acquisition, the expected future cash flows were based on the variable rates that were in effect at that time.

Because of the loss protection provided by the FDIC, the risks of CBF covered loans and foreclosed real estate are significantly different from those assets not covered under the loss share agreement. Refer to Note 10—Other Real Estate Owned, for the covered and non-covered balances of other real estate owned.

Non-covered Loans

The following is a summary of the major categories of non-covered loans outstanding as of December 31, 2012 and December 31, 2011:

December 31, 2012	PCI Loans	Non-PCI Loans	Total Non-covered Loans
Non-owner occupied commercial real estate	$628,234	$181,009	$809,243
Other commercial C&D	328,280	55,967	384,247
Multifamily commercial real estate	46,146	27,078	73,224
1-4 family residential C&D	45,305	42,208	87,513

Total commercial real estate	1,047,965	306,262	1,354,227
Owner occupied commercial real estate	425,869	556,025	981,894
Commercial and industrial	194,481	453,969	648,450

Total commercial	620,350	1,009,994	1,630,344
1-4 family residential	486,122	260,622	746,744
Home equity	129,967	240,810	370,777
Consumer	28,109	108,512	136,621

Total consumer	644,198	609,944	1,254,142
Other	56,287	40,480	96,767

Total	$2,368,800	$1,966,680	$4,335,480

December 31, 2011	PCI Loans	Non-PCI Loans	Total Non-covered Loans
Non-owner occupied commercial real estate	$722,776	$55,433	$778,209
Other commercial C&D	331,852	38,713	370,565
Multifamily commercial real estate	75,114	756	75,870
1-4 family residential C&D	47,947	33,286	81,233

Total commercial real estate	1,177,689	128,188	1,305,877
Owner occupied commercial real estate	501,821	286,385	788,206
Commercial and industrial	242,401	200,629	443,030

Total commercial	744,222	487,014	1,231,236
1-4 family residential	578,828	112,580	691,408
Home equity	148,252	162,915	311,167
Consumer	63,328	59,616	122,944

Total consumer	790,408	335,111	1,125,519
Other	79,586	9,653	89,239

Total	$2,791,905	$959,966	$3,751,871

Covered Loans

The following is a summary of the major categories of covered loans outstanding as of December 31, 2012 and December 31, 2011:

December 31, 2012	PCI Loans	Non-PCI Loans	Total Covered Loans
Non-owner occupied commercial real estate	$94,916	$56	$94,972
Other commercial C&D	31,722	—	31,722
Multifamily commercial real estate	11,614	—	11,614
1-4 family residential C&D	4,167	—	4,167

Total commercial real estate	142,419	56	142,475
Owner occupied commercial real estate	84,006	—	84,006
Commercial and industrial	16,451	606	17,057

Total commercial	100,457	606	101,063
1-4 family residential	91,586	227	91,813
Home equity	16,823	43,287	60,110
Consumer	185	—	185

Total consumer	108,594	43,514	152,108
Other	4,364	—	4,364

Total	$355,834	$44,176	$400,010

December 31, 2011	PCI Loans	Non-PCI Loans	Total Covered Loans
Non-owner occupied commercial real estate	$125,649	$56	$125,705
Other commercial C&D	53,367	—	53,367
Multifamily commercial real estate	22,337	—	22,337
1-4 family residential C&D	4,745	—	4,745

Total commercial real estate	206,098	56	206,154
Owner occupied commercial real estate	114,610	—	114,610
Commercial and industrial	23,021	996	24,017

Total commercial	137,631	996	138,627
1-4 family residential	127,139	—	127,139
Home equity	20,180	52,421	72,601
Consumer	177	—	177

Total consumer	147,496	52,421	199,917
Other	5,894	—	5,894

Total	$497,119	$53,473	$550,592

The following tables present the aging of the recorded investment in past due loans, based on contractual terms, as of December 31, 2012 by class of loans:

Non-purchased credit impaired loans	30-89 Days Past Due		Greater than 90 Days Past Due and Still Accruing/Accreting		Nonaccrual		Total
	Covered	Non-Covered	Covered	Non-Covered	Covered	Non-Covered
Non-owner occupied commercial real estate	$—	$—	$—	$—	$56	$24	$80
Other commercial C&D	—	—	—	—	—	97	97
Multifamily commercial real estate	—	—	—	—	—	—	—
1-4 family residential C&D	—	474	—	—	—	363	837

Total commercial real estate	—	474	—	—	56	484	1,014
Owner occupied commercial real estate	—	405	—	—	—	1,966	2,371
Commercial and industrial	—	608	—	—	276	2,057	2,941

Total commercial	—	1,013	—	—	276	4,023	5,312
1-4 family residential	—	1,648	—	—	—	3,731	5,379
Home equity	1,614	1,416	—	—	2,460	2,613	8,103
Consumer	—	1,873	—	—	—	368	2,241

Total consumer	1,614	4,937	—	—	2,460	6,712	15,723
Other	—	49	—	—	—	—	49

Total	$1,614	$6,473	$—	$—	$2,792	$11,219	$22,098

Purchased credit impaired loans	30-89 Days Past Due		Greater than 90 Day Past Due and Still Accruing/Accreting		Nonaccrual		Total
	Covered	Non-Covered	Covered	Non-Covered	Covered	Non-Covered
Non-owner occupied commercial real estate	$2,799	$4,662	$17,286	$44,917	$—	$—	$69,664
Other commercial C&D	135	7,183	21,659	84,189	—	—	113,166
Multifamily commercial real estate	—	194	3,612	2,755	—	—	6,561
1-4 family residential C&D	—	2,405	3,482	5,145	—	—	11,032

Total commercial real estate	2,934	14,444	46,039	137,006	—	—	200,423
Owner occupied commercial real estate	873	4,210	7,646	54,971	—	—	67,700
Commercial and industrial	99	3,921	2,045	32,007	—	—	38,072

Total commercial	972	8,131	9,691	86,978	—	—	105,772
1-4 family residential	1,214	15,550	13,685	41,905	—	—	72,354
Home equity	345	4,224	3,024	10,247	—	—	17,840
Consumer	1	1,213	—	493	—	—	1,707

Total consumer	1,560	20,987	16,709	52,645	—	—	91,901
Other	—	2,918	1,014	1,988	—	—	5,920

Total	$5,466	$46,480	$73,453	$278,617	$—	$—	$404,016

The following tables present the aging of the recorded investment in past due loans, based on contractual terms, as of December 31, 2011 by class of loans:

Non-purchased credit impaired loans	30-89 Days Past Due		Greater than 90 Days Past Due and Still Accruing/Accreting		Nonaccrual		Total
	Covered	Non-Covered	Covered	Non-Covered	Covered	Non-Covered
Non-owner occupied commercial real estate	$—	$—	$—	$—	$56	$25	$81
Other commercial C&D	—	—	—	—	—	—	—
Multifamily commercial real estate	—	—	—	—	—	—	—
1-4 family residential C&D	—	174	—	—	—	301	475

Total commercial real estate	—	174	—	—	56	326	556
Owner occupied commercial real estate	—	—	—	—	—	178	178
Commercial and industrial	21	471	—	—	378	295	1,165

Total commercial	21	471	—	—	378	473	1,343
1-4 family residential	—	29	—	—	—	—	29
Home equity	1,349	1,956	—	—	2,155	2,480	7,940
Consumer	—	246	—	—	—	7	253

Total consumer	1,349	2,231	—	—	2,155	2,487	8,222
Other	—	—	—	—	—	—	—

Total	$1,370	$2,876	$—	$—	$2,589	$3,286	$10,121

Purchased credit impaired loans	30-89 Days Past Due		Greater than 90 Days Past Due and Still Accruing/Accreting		Nonaccrual		Total
	Covered	Non-Covered	Covered	Non-Covered	Covered	Non-Covered
Non-owner occupied commercial real estate	$7,462	$19,687	$15,226	$49,520	$—	$—	$91,895
Other commercial C&D	1,132	6,031	36,131	85,626	—	—	128,920
Multifamily commercial real estate	1,258	443	5,153	4,283	—	—	11,137
1-4 family residential C&D	—	17,318	3,357	9,011	—	—	29,686

Total commercial real estate	9,852	43,479	59,867	148,440	—	—	261,638
Owner occupied commercial real estate	6,779	4,706	26,437	44,799	—	—	82,721
Commercial and industrial	700	12,068	2,982	22,386	—	—	38,136

Total commercial	7,479	16,774	29,419	67,185	—	—	120,857
1-4 family residential	6,423	9,197	24,243	29,990	—	—	69,853
Home equity	1,525	2,976	2,843	4,402	—	—	11,746
Consumer	—	2,291	—	1,067	—	—	3,358

Total consumer	7,948	14,464	27,086	35,459	—	—	84,957
Other	—	788	5,207	3,970	—	—	9,965

Total	$25,279	$75,505	$121,579	$255,054	$—	$—	$477,417

Purchased credit-impaired loans are not classified as nonaccrual as they are considered to be accruing because their interest income relates to the accretable yield recognized under accounting for purchased credit-impaired loans and not to contractual interest payments.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on a monthly basis. The Company uses the following definitions for risk ratings:

•	Pass—These loans range from superior quality with minimal credit risk to loans requiring heightened management attention but that are still an acceptable risk and continue to perform as contracted.

•	Special Mention—Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

•	Substandard—Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•	Doubtful—Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following table summarizes loans, excluding purchased credit-impaired loans, monitored for credit quality based on internal ratings at December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Total
Non-owner occupied commercial real estate	$180,080	$—	$985	$—	$181,065
Other commercial C&D	55,394	325	248	—	55,967
Multifamily commercial real estate	26,760	—	318	—	27,078
1-4 family residential C&D	39,026	160	3,022	—	42,208

Total commercial real estate	301,260	485	4,573	—	306,318
Owner occupied commercial real estate	548,506	2,953	4,566	—	556,025
Commercial and industrial	437,904	1,470	15,201	—	454,575

Total commercial	986,410	4,423	19,767	—	1,010,600
1-4 family residential	256,805	313	3,731	—	260,849
Home equity	274,827	777	8,493	—	284,097
Consumer	107,924	110	478	—	108,512

Total consumer	639,556	1,200	12,702	—	653,458
Other	40,431	49	—	—	40,480

Total	$1,967,657	$6,157	$37,042	$—	$2,010,856